Business Combinations - Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations (Detail) - Acquisitions 2017-2019 [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consideration Transferred Business Combinations [Line Items]
Total consideration, including cash	kr 1,957	kr 1,314	kr 62
Net assets acquired
Cash and cash equivalents	142	94
Property, plant and equipment	353	4	12
Intangible assets	497	481	101
Investments in associates	101	64
Other assets	1,357	254	1
Provisions, incl. post-employment benefits	(102)
Other liabilities	(743)	(494)	25
Total identiﬁable net assets	1,605	403	139
Costs recognized in net income	153
Goodwill	199	911	(77)
Total	1,957	1,314	62
Acquisition-related costs	kr 85	kr 24	kr 49